UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  31 March 2005

Check here if Amendment [ ];                 Amendment Number:
    This Amendment (Check only one):             [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      THAMES RIVER CAPITAL (UK) LIMITED
                           51 Berkeley Square
                           London, England W1 5BB
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Loudon Greenlees

Title:        Chief Operating Officer

Phone:        44 20 7360-1200

Signature, Place, and Date of Signing:

     /s/ Loudon Greenlees         London, England          13th May 2005
     --------------------         ---------------          -------------
     [Signature]                  [City, State]            [Date]

Report Type                (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            Nil

Form 13F Information Table Entry Total:                       26

Form 13F Information Table Value Total:                       US$266.4 million



List of Other Included Managers:

                        Thames River Capital (UK) Limited

                            Name of Reporting Manager
                           Form 13F Information Table

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICA MOVIL-ADR SERIES L     ADR              02364W105  1,533      29,700    N/A  Y       N            Y
ANGLOGOLD ASHANTI-SPON ADR     ADR              035128206    180       5,200    N/A  Y       N            Y
APPLE COMPUTER INC             Common Stock     037833100  2,292     -55,000    N/A  Y       N            Y
ARACRUZ CELULOSE SA-SPON ADR   ADR              038496204  3,007      84,000    N/A  Y       N            Y
BRASKEM SA-SPON ADR            ADR              105532105  1,256      31,000    N/A  Y       N            Y
CEMEX SA -SPONS ADR PART CER   ADR              151290889  3,678     101,500    N/A  Y       N            Y
CHECK POINT SOFTWARE TECH      Common Stock     #N/A N.A.    553      25,400    N/A  Y       N            Y
CHINA PETROLEUM & CHEM-ADR     ADR              16941R108  1,263      31,000    N/A  Y       N            Y
CHUNGHWA TELECOM CO LTD-ADR    ADR              17133Q205    877      41,400    N/A  Y       N            Y
COMPANHIA DE BEBIDAS-PR ADR    ADR              20441W203  2,499      86,500    N/A  Y       N            Y
CIA VALE DO RIO DOCE-SP ADR    ADR              204412100 37,639   1,416,600    N/A  Y       N            Y
EMPRESA NAC ELEC-CHIL-SP ADR   ADR              29244T101  2,034     102,100    N/A  Y       N            Y
FOMENTO ECONOMICO MEX-SP ADR   ADR              344419106  2,570      48,000    N/A  Y       N            Y
GENERAL ELECTRIC CO            Common Stock     369604103 17,635    -490,000    N/A  Y       N            Y
GOLDEN TELECOM INC             Common Stock     38122G107  2,118     -82,720    N/A  Y       N            Y
GRUPO AEROPORTUARIO SUR-ADR    ADR              40051E202    521      18,600    N/A  Y       N            Y
GRUPO TELEVISA SA-SPONS ADR    ADR              40049J206  1,948      33,100    N/A  Y       N            Y
KOOKMIN BANK-SPON ADR          ADR              50049M109  1,049      23,500    N/A  Y       N            Y
MATAV RT-SPONSORED ADR         ADR              559776109 22,594     961,450    N/A  Y       N            Y
MOBILE TELESYSTEMS-SP ADR      ADR              607409109 84,347   2,396,892    N/A  Y       N            Y
VIMPELCOM-SP ADR               ADR              68370R109 57,891   1,681,900    N/A  Y       N            Y
PETROLEO BRASILEIRO S.A.-ADR   ADR              71654V101 11,861     308,000    N/A  Y       N            Y
TELE NORTE LESTE PART-ADR      ADR              879246106  1,534      99,300    N/A  Y       N            Y
TELEFONOS DE MEXICO-SP ADR L   ADR              879403780  2,728      79,000    N/A  Y       N            Y
TEVA PHARMACEUTICAL-SP ADR     ADR              881624209    867      28,000    N/A  Y       N            Y
TEXAS INSTRUMENTS INC          Common Stock     882508104  1,990     -78,000    N/A  Y       N            Y
